BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Impairment of financial assets (Details) - COP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Financial instruments
Financial assets	$ 245,105,338	$ 222,154,907
Accumulated impairment
Financial instruments
Loss allowance under IAS 39	(5,875,018)
Loss allowance under IFRS 9	(7,077,572)
Loans
Financial instruments
Financial assets	176,881,841
Loans | Accumulated impairment
Financial instruments
Financial assets	(1,163,009)
Credit Commitments | Accumulated impairment
Financial instruments
Financial assets	(16,217)
Other Accounts Receivable
Financial instruments
Financial assets	9,557,534	6,748,745
Other Accounts Receivable | Accumulated impairment
Financial instruments
Financial assets	(18,907)
Impact on equity method investees due to impairment of other accounts receivable from associates | Accumulated impairment
Financial instruments
Financial assets	(3,691)
Debt securities
Financial instruments
Financial assets		$ 20,689,166
Debt securities | Accumulated impairment
Financial instruments
Financial assets	(672)
Other financial assets | Accumulated impairment
Financial instruments
Financial assets	$ (58)